COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Inventories (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventories
Inventories	$ 136,775	$ 107,114
Gross carrying amount
Inventories
Electronics	139,431	84,953
Home and Health care		24,317
Tools and Workshop Equipment		392
Obsolescence Reserve
Inventories
Inventories	$ (2,656)	$ (2,548)